Intangible Assets and Impairment Testing - Discount rate used before tax (Details) - SEK (kr) kr in Thousands		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Discount rate	10.50%	11.00%
Intangible assets	kr 418,825	kr 399,418	kr 418,825
NOX platform
Disclosure of detailed information about intangible assets [line items]
Discount rate		17.70%	18.80%
Vaccine platform
Disclosure of detailed information about intangible assets [line items]
Discount rate			17.00%
Budenofalk 3 mg oral capsule
Disclosure of detailed information about intangible assets [line items]
Discount rate		12.40%	12.40%
Goodwill.
Disclosure of detailed information about intangible assets [line items]
Impairment loss		kr 0